CERTAMN

1-32697

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

[redacted]

05073747

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

December 15, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC

DEC 15 2005

Dear Mr. Johnson:

This is to certify that on December 15, 2005, the American Stock Exchange, Inc. (the "Exchange") received from Endeavor Acquisition Corporation (the "Registrant") a copy of the Registrant's application on Form 8A-12B for the registration of the following securities:

Common Stock, $.0001 par value per share, Common Stock Purchase Warrants and Units

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

PROCESSED
DEC 15 2005
THOMSON
FINANCIAL

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl